Equity (Details) - Schedule of Issued and Outstanding Share Capital	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in Share Capital [Line items]
Beginning balance	44,832,843	44,799,794
Issue of shares	12,631,579
Exercise of options into share units	2,662	1,421
Vesting of restricted shares units	12,444	31,628
Ending balance	57,479,528	44,832,843